UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2012
                                               ----------

Check here if Amendment [_]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Barrington Strategic Wealth Management Group, LLC
         -------------------------------------------------
Address: 190 South LaSalle St. STE 2160
         -------------------------------------------------
         Chicago, IL 60603
         -------------------------------------------------

Form 13F File Number: 28-13768
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Emily Rodgers
         -------------------------------------------------
Title:   Director
         -------------------------------------------------
Phone:   312-870-1900
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Emily Rodgers                      Chicago, IL                11/09/2012
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  90
                                         ---------------
Form 13F Information Table Value Total:  $102,733.81
                                         ---------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

Barrington Strategic Wealth Management Group L.L.C.
09/30/2012
13F Report

                                                                FAIR
                                                            MARKET VALUE                   INVESTMENT          VOTING AUTHORITY
ISSUER                          TITLE OF CLASS  CUSIP      (IN THOUSANDS)       SHARES     DISCRETION        SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
3M Company                       COMMON STOCK   88579y101       280.9568          3040      Sole            3040
A T & T Inc new                  COMMON STOCK   00206r102          263.9          7000      Sole            7000
Abbott Labs                      COMMON STOCK   002824100       626.2956          9135      Sole            8945                190
Altria Group Inc                 COMMON STOCK   02209S103       512.5365         15350      Sole           15250                100
America Movil Ser L ADR          COMMON STOCK   02364w105       663.4687         26090      Sole           25290                800
American Sts Water               COMMON STOCK   029899101      607.58025         13675      Sole           13225                450
Apache Corp                      COMMON STOCK   037411105      860.29911      9949.105      Sole            9674            275.105
Apple Inc.                       COMMON STOCK   037833100      704.46288          1056      Sole             991                 65
Aqua America Inc                 COMMON STOCK   03836W103       293.9012         11870      Sole           11870
Archer Daniels Midland           COMMON STOCK   039483102       898.7067         33065      Sole           31953               1112
Bank Of Montreal                 COMMON STOCK   063671101      816.31567     13826.485      Sole           13225            601.485
Barrick Gold Corp                COMMON STOCK   067901108      1464.3144         35065      Sole           33915               1150
Baxter International Inc         COMMON STOCK   071813109     1025.49405         17015      Sole           16690                325
Bed Bath & Beyond Inc            COMMON STOCK   075896100        1433.88         22760      Sole           21902                858
Berkshire Hathaway Cl B          COMMON STOCK   084670702       207.9756          2358      Sole            2358
Bristol Myers Squibb Company     COMMON STOCK   110122108       277.0875          8210      Sole            7960                250
Canadian Natl Railway Co         COMMON STOCK   136375102       216.1635          2450      Sole            2450
Caterpillar Inc                  COMMON STOCK   149123101     1068.46735     12418.263      Sole           12148            270.263
Chevron Corp                     COMMON STOCK   166764100     1347.66672         11562      Sole           11510                 52
Cimarex Energy Co                COMMON STOCK   171798101      2839.9092         48504      Sole           47364               1140
Citrix Systems                   COMMON STOCK   177376100      590.41969          7715      Sole            7390                325
Cntrl Fund of Canada Ltd         COMMON STOCK   153501101     3229.65983        135643      Sole          130793               4850
Coca Cola Co                     COMMON STOCK   191216100      438.66045         11565      Sole           11415                150
Covidien Ltd                     COMMON STOCK   G2554F113     1151.31396     19375.866      Sole           18505            870.866
CVS/Caremark Corp                COMMON STOCK   126650100      1336.1499         27595      Sole           26670                925
Diageo PLC New Spons ADR         COMMON STOCK   25243q205     2147.16831         19047      Sole           18447                600
Disney                           COMMON STOCK   254687106      1464.1014         28005      Sole           26870               1135
Duke Energy Corp                 COMMON STOCK   26441c105      502.44645          7755      Sole            7689                 66
ETFS Physcl Swiss Gold Shs       COMMON STOCK   26922Y105     2032.66284         11596      Sole           11106                490
Exxon Mobil Corp                 COMMON STOCK   30231G102     2656.56452     29049.366      Sole           27708           1341.366
FedEx Corporation                COMMON STOCK   31428x106        841.969          9950      Sole            9375                575
General Electric Co              COMMON STOCK   369604103     2301.77205        101355      Sole           98000               3355
Google Inc CL A                  COMMON STOCK   38259P508       878.9925          1165      Sole            1105                 60
Home Depot Inc                   COMMON STOCK   437076102       624.2258         10340      Sole            9953                387
HSBC Holdings PLC Spon ADR New   COMMON STOCK   404280406      700.33804         15074      Sole           14598                476
Humana Inc                       COMMON STOCK   444859102     1161.33325         16555      Sole           16005                550
Huntsman Corp Com                COMMON STOCK   447011107        197.076         13200      Sole           12900                300
Ing Prime Rate Trust Sh Ben In   COMMON STOCK   44977w106        69.0185         11150      Sole           11150
Intel Corp                       COMMON STOCK   458140100      212.39063          9375      Sole            9375
International Business Machine   COMMON STOCK   459200101     1225.89016     5909.3283      Sole       5704.1763            205.152
iShares Barclays 1-3 Yr Treas    COMMON STOCK   464287457       3161.145         37410      Sole           36410               1000
iShares Barclays 20+ Yr. Treas   COMMON STOCK   464287432       7326.313      58978.53      Sole           56393            2585.53
iShares Barclays 7-10 Yr Treas   COMMON STOCK   464287440       819.9576          7560      Sole            7560
iShares Barclays Aggregate Bon   COMMON STOCK   464287226     2000.14001     17787.244      Sole           16786           1001.244
iShares Barclays Tips Bond Ind   COMMON STOCK   464287176     4490.42854    36879.3408      Sole      35349.3408               1530
iShares DJ Sel Div Index Fd      COMMON STOCK   464287168      1918.4368         33260      Sole           33230                 30
iShares MSCI ACWI Index          COMMON STOCK   464288257     1799.47929         38541      Sole           38041                500
iShares MSCI Japan Index Fd      COMMON STOCK   464286848        313.614         34200      Sole           34200
iShares Russell 3000 Value       COMMON STOCK   464287663        368.316          3900      Sole            3900
iShares Tr MSCI Emerging Mkts    COMMON STOCK   464287234     2287.29743         55349      Sole           51649               3700
J P Morgan Chase & Co            COMMON STOCK   46625H100     1237.74324     30576.661      Sole           29175           1401.661
Kraft Foods Inc Cl A             COMMON STOCK   50075N104      233.58615          5649      Sole            5649
Marathon Petroleum Corporation   COMMON STOCK   56585A102      353.41566          6474      Sole            6299                175
MasterCard Inc                   COMMON STOCK   57636Q104      503.85168          1116      Sole            1084                 32
McDonalds Corp                   COMMON STOCK   580135101       1709.486         18632      Sole           18207                425
Merck & Co                       COMMON STOCK   58933Y105      658.65757         14606      Sole           14381                225
Microchip Technology Inc         COMMON STOCK   595017104      1370.4964         41860      Sole           40460               1400
Microsoft Corp                   COMMON STOCK   594918104       887.8896         29835      Sole           28317               1518
Molex Incorporated               COMMON STOCK   608554101       719.8092         27390      Sole           26390               1000
National Fuel Gas                COMMON STOCK   636180101      1664.9724         30810      Sole           30260                550
NextEra Energy Inc               COMMON STOCK   65339f101      946.78246         13462      Sole           12952                510
Novartis AG ADS                  COMMON STOCK   66987v109      1989.1122         32470      Sole           31195               1275
PartnerRe Ltd                    COMMON STOCK   G6852T105       512.9034          6905      Sole            6680                225
PepsiCo Inc                      COMMON STOCK   713448108     1445.54802         20426      Sole           19696                730
Pfizer                           COMMON STOCK   717081103      973.22657     39164.047      Sole           38012           1152.047
Philip Morris International      COMMON STOCK   718172109       389.4402          4330      Sole            4330
Phillips 66                      COMMON STOCK   718546104      348.05322          7506      Sole            7406                100
PIMCO Total Return ETF           COMMON STOCK   72201R775      231.35379          2127      Sole            1827                300
Plum Creek Timber Co             COMMON STOCK   729251108       845.6736         19290      Sole           18590                700
Praxair Inc                      COMMON STOCK   74005P104       380.2008          3660      Sole            3460                200
Procter & Gamble Co              COMMON STOCK   742718109       642.6204          9265      Sole            8945                320
Qualcomm Inc                     COMMON STOCK   747525103      872.14367         13961      Sole           13336                625
Rayonier Inc                     COMMON STOCK   754907103      468.58461          9561      Sole            9511                 50
Rockwell Collins                 COMMON STOCK   774341101      708.20892         13203      Sole           12803                400
S & P Depository Receipts SPDR   COMMON STOCK   78462f103     2168.90805         15065      Sole           14486                579
Schlumberger Ltd                 COMMON STOCK   806857108     1008.64185         13945      Sole           13508                437
Short S&P 500 Proshares  ETF     COMMON STOCK   74347R503      3152.7408         92510      Sole           88310               4200
Spectra Energy Corp              COMMON STOCK   847560109      273.57648          9318      Sole            9050                268
Starwood Property Trust, Inc.    COMMON STOCK   85571B105      1176.2985         50550      Sole           48575               1975
TE Connectivity Ltd.             COMMON STOCK   H84989104      763.69455         22455      Sole           21752                703
Time Warner Cable Inc            COMMON STOCK   88732J207      404.67042          4257      Sole            4007                250
Vectren Corp Indiana             COMMON STOCK   92240G101       207.8076          7266      Sole            7266
Verizon Communications           COMMON STOCK   92343v104      424.84911          9323      Sole            9168                155
VMware, Inc.                     COMMON STOCK   928563402       493.8577          5105      Sole            4905                200
Vodafone Group PLC               COMMON STOCK   92857w209      1688.0835         59231      Sole           56931               2300
Wal-Mart Stores                  COMMON STOCK   931142103        776.745         10525      Sole           10000                525
Wells Fargo & Co                 COMMON STOCK   949746101     1438.32225     41654.279      Sole           39933           1721.279
Western Gas Partners LP          COMMON STOCK   958254104       745.3668      14786.09      Sole           14115             671.09
WisTr China Yuan Fd              COMMON STOCK   97717W182     1254.20346         49417      Sole           47202               2215
WisTr Emrg Mkt Lcl Debt Fd       COMMON STOCK   97717X867     2005.62231     38341.088      Sole           37865            476.088